EQUITY (Details 1) (USD $)	12 Months Ended		1 Months Ended			1 Months Ended			6 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 16, 2013 MB Technology Holdings LLC [Member] Original Terms [Member]	Jan. 16, 2013 MB Technology Holdings LLC [Member] Original Terms [Member] Maximum [Member]	Jan. 16, 2013 MB Technology Holdings LLC [Member] Original Terms [Member] Minimum [Member]	Jan. 16, 2013 MB Technology Holdings LLC [Member] Amended Terms [Member]	Jan. 16, 2013 MB Technology Holdings Options One [Member]	Jan. 16, 2013 MB Technology Holdings Options Two [Member]	Jun. 30, 2013 Bridge Loan [Member]	Mar. 28, 2012 Equity Incentives Plan One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 16.45	$ 8.40		$ 35	$ 17.5	$ 13.30	$ 8.75	$ 0.35	$ 0.35	$ 35.00
Volatility	145.00%	152.00%	140.00%			140.00%	139.90%	137.70%	104.40%	149.00%
Risk-free interest rate	1.42%	2.11%	0.27%			0.27%	0.75%	0.88%	0.68%	1.13%
Expected dividend yield	0.00%	0.00%	0.00%			0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (years)	9 years 2 months 12 days	6 years	3 years			3 years	5 years	5 years	5 years	5 years